______________________________________________________________________ _________________________________________________________ _______________________________________________________________ UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 OMB APPROVAL OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden hours per response . .. . . 19.307 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: ____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to ________________ Date of Report (Date of earliest event reported)______________________ Commission File Number of securitizer: ____________________ Central Index Key Number of securitizer: ___________________ Name and telephone number, including area code, of the person to contact in connection with this filing. Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ] Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ] Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ] __ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: _______________________ (Exact name of issuing entity as specified in its charter) Central Index Key Number of issuing entity (if applicable): ____________ Central Index Key Number of underwriter (if applicable): ____________ Name and telephone number, including area code, of the person to contact in connection with this filing SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. X HRR Funding, LLC 0001772160 0001899408 Robert C. Vaughn, Jr., 214-760-6736 GENERAL INSTRUCTIONS A. Rule as to Use of Form ABS-15G. This form shall be used to comply with the requirements of Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) and Rule 15Ga-2 (17 CFR 240.15Ga-2) under the Exchange Act. B. Events to be Reported and Time for Filing of Reports. Forms filed under Rule 15Ga-1. In accordance with Rule 15Ga-1, file the information required by Part I in accordance with Item 1.01, Item 1.02, or Item 1.03, as applicable. If the filing deadline for the information occurs on a Saturday, Sunday or holiday on which the Commission is not open for business, then the filing deadline shall be the first business day thereafter. Forms furnished under Rule 15Ga-2. In accordance with Rule 15Ga-2, furnish the information required by Part II no later than five business days prior to the first sale of securities in the offering. C. Preparation of Report. This form is not to be used as a blank form to be filled in, but only as a guide in the preparation of the report on paper meeting the requirements of Rule 12b-12 (17 CFR 240.12b-12). The report shall contain the number and caption of the applicable item, but the text of such item may be omitted, pro- vided the answers thereto are prepared in the manner specified in Rule 12b-13 (17 CFR 240.12b-13). All items that are not required to be answered in a particular report may be omitted and no reference thereto need be made in the report. All instructions should also be omitted. D. Signature and Filing of Report. 1. Forms filed under Rule 15Ga-1. Any form filed for the purpose of meeting the require- ments in Rule 15Ga-1 must be signed by the senior officer in charge of securitization of the securi- tizer. 2. Forms furnished under Rule 15Ga-2. Any form furnished for the purpose of meeting the requirements in Rule 15Ga-2 must be signed by a senior officer in charge of securitization of the de- positor if information required by Item 2.01 is required to be provided and must be signed by a duly authorized officer of the underwriter if information required by Item 2.02 is required to be provided. 3. Copies of report. If paper filing is permitted, three complete copies of the report shall be filed with, or furnished to, the Commission, as applicable. INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing re- quirements of Rule 15Ga-1(c)(1). Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing re- quirements of Rule 15Ga-1(c)(2). Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1 If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an af- filiate of the securitizer. PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer Provide the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer. Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter Provide the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the underwriter. SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized. __________________________________________ (Securitizer, Depositor or Underwriter) Date _________________________________________________ ______________________________________________________ (Signature)* *Print name and title of the signing officer under his signature. High River Resources, LLC December 15, 2021 /s/ Robert C. Vaughn, Jr. President and Chief Executive Officer